Due to Trust Account, Short-term Borrowings and Long-term Debt	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Due to Trust Account, Short-term Borrowings and Long-term Debt	DUE TO TRUST ACCOUNT, SHORT-TERM BORROWINGS AND LONG-TERM DEBT
Mitsubishi UFJ Trust and Banking holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group’s proprietary assets and are managed and accounted for separately.
However, excess cash funds of individual trust accounts are often placed with Mitsubishi UFJ Trust and Banking which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group’s funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions at March 31, 2023 and 2024 is as follows:

	2023	2024
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥5,871,244	¥4,659,456
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%
At March 31, 2023 and 2024, the MUFG Group had unused lines of credit for financing amounting to ¥3,321,061 million and ¥3,943,240 million, respectively. The amounts principally consist of pooled collateral which are used to cover shortages in the Bank of Japan account and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan on demand up to the total amount of collateral eligible for credit extension.
Other short-term borrowings at March 31, 2023 and 2024 were comprised of the following:

	2023	2024
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,123,528	¥1,319,959
Borrowings from the Bank of Japan	1,186,251	2,171,660
Borrowings from other financial institutions	95,785	96,645
Other(1)	976,832	1,168,468
Total domestic offices	3,382,396	4,756,732
Foreign offices:
Commercial paper	4,771,323	6,160,424
Borrowings from other financial institutions	160,292	194,119
Short-term debentures	21,338	12,491
Other	105,501	13,725
Total foreign offices	5,058,454	6,380,759
Total	8,440,850	11,137,491
Less unamortized discount	2,836	—
Other short-term borrowings—net	¥8,438,014	¥11,137,491
Weighted average interest rate on outstanding balance at end of fiscal year	2.83%	3.02%

Note:
(1)Includes borrowings from the jointly operated designated money in trusts.
Long-term debt (with original maturities of more than one year) at March 31, 2023 and 2024 was comprised of the following:

	2023	2024
	(in millions)
MUFG:
Obligations under finance leases	¥1,720	¥377
Unsubordinated debt (1):
Fixed rate bonds, payable in US dollars, due 2024-2039, principally 0.95%-5.72%	7,226,689	7,672,722
Fixed rate bonds, payable in Euro, due 2024-2033, principally 0.34%-3.56%	578,508	566,150
Fixed rate bonds, payable in other currencies, due 2024-2029, principally 2.08%-4.05% (2)	37,425	41,488
Adjustable rate bonds, payable in Japanese yen, due 2025-2034, principally 0.14%-1.47%	451,500	545,200
Adjustable rate bonds, payable in Euro, due 2025-2031, principally 0.34%-4.64%	408,016	538,692
Adjustable rate borrowings, payable in Japanese yen, due 2029-2037, principally 0.91%-1.86%	272,000	245,000
Floating rate bonds, payable in US dollars, due 2025-2026, principally 6.26%-6.99%	400,487	249,827
Floating rate bonds, payable in Euro, due 2023, principally 3.25%	51,002	—
Floating rate bonds, payable in other currencies, due 2024, principally 5.61% (2)	35,876	39,444
Total	9,461,503	9,898,523
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2024-2034, principally 0.37%-1.67%	872,810	937,805
Fixed rate bonds, payable in US dollars, no stated maturity, principally 8.20%	—	117,692
Fixed rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	86,000	86,000
Adjustable rate bonds, payable in Japanese yen, due 2029-2034, principally 0.29%-1.21%	908,541	963,219
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.82%-2.50%	1,366,633	1,983,789
Adjustable rate borrowings, payable in Japanese yen, due 2029-2032, principally 0.30%-0.72%	34,000	34,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.85%-2.84%	94,856	175,675
Total	3,362,840	4,298,180
Total	12,826,063	14,197,080
MUFG Bank:
Obligations under finance leases	¥4,652	¥4,567
Unsubordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2024-2027, principally 0.63%-2.34%	37,300	17,200
Fixed rate bonds, payable in US dollars, due 2024-2052, principally 0.00%-4.70%	1,073,796	1,060,184
Fixed rate bonds, payable in Euro, due 2033, principally 1.81%	6,557	7,346
Fixed rate borrowings, payable in Japanese yen, due 2024-2028, principally 0.00%-0.26%	20,582,218	20,186,175
Fixed rate borrowings, payable in US dollars, due 2030-2035, principally 2.93%-3.81%	7,601	14,332
Adjustable rate borrowings, payable in US dollars, due 2024, principally 5.83%	86,127	167,308
Floating rate borrowings, payable in US dollars, due 2024-2035, principally 0.00%-6.71%	671,936	628,297
Floating rate borrowings, payable in Euro, due 2029-2036, principally 4.08%-4.51%	100,065	93,781
Total	22,565,600	22,174,623
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2025-2031, principally 1.95%-2.91%	175,500	176,000
Fixed rate borrowings, payable in Japanese yen, due 2025-2035, principally 0.47%-2.24%	59,500	41,500
Adjustable rate borrowings, payable in Japanese yen, due 2028, principally 1.09%	10,000	10,000
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.27%	15,000	15,000
Total	260,000	242,500
Obligations under loan securitization transaction accounted for as secured borrowings due 2024-2080, principally 0.13%-10.07%	445,821	360,081
Total	23,276,073	22,781,771

	2023	2024
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥13,098	¥21,427
Unsubordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2024-2051, principally 0.00%-14.30%	1,012,649	1,051,354
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2024-2036, principally 0.00%-19.05%	95,593	61,861
Fixed rate borrowings, payable in Euro, due 2026-2030, principally 0.00%	1,148	1,004
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2024-2028, principally 0.00%-6.10%	154,698	255,369
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2024-2037, principally 0.50%-10.50%(2)	322,457	389,517
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2024-2054, principally 0.00%-34.40%	1,009,268	683,131
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2024-2032, principally 0.00%-42.00%	103,125	146,034
Adjustable rate bonds and notes, payable in Euro, due 2024, principally 0.10%	193	170
Floating rate borrowings, payable in other currencies, due 2024-2025, principally 6.46%-9.94% (2)	—	59,762
Total	2,699,131	2,648,202
Subordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2025-2030, principally 1.92%-2.61%	34,700	30,000
Fixed rate bonds and notes, payable in US dollars, due 2027-2030, principally 7.50%-8.00%	2,329	2,223
Fixed rate bonds and notes, payable in Thai baht, due 2029-2032, principally 3.00%-4.30%	231,138	251,210
Floating rate bonds and notes, payable in US dollars, due 2028, principally 12.62%	5,253	5,654
Total	273,420	289,087
Total	2,985,649	2,958,716
Total	39,087,785	39,937,567
Debt issuance cost	¥(16,030)	¥(15,245)
Total	¥39,071,755	¥39,922,322

Notes:
(1)Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)Minor currencies, such as the Australian dollar, Indonesian rupiah, South Korean won, etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.
The MUFG Group uses derivative financial instruments to manage its interest rate and currency exposures for certain debts. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2023 and 2024.
Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.
The following is a summary of maturities of long-term debt subsequent to March 31, 2024 :

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2025	¥1,056,330	¥18,398,003	¥654,647	¥20,108,980
2026	2,799,014	1,258,985	349,705	4,407,704
2027	745,681	177,284	325,584	1,248,549
2028	1,484,571	1,182,470	140,785	2,807,826
2029	1,318,009	389,523	209,470	1,917,002
2030 and thereafter	6,793,475	1,375,506	1,278,525	9,447,506
Total	¥14,197,080	¥22,781,771	¥2,958,716	¥39,937,567
New Issuances of Debt for Basel III
For the fiscal year ended March 31, 2024, the MUFG Group obtained unsecured perpetual subordinated Additional Tier 1 debt financing of ¥796,000 million and $750 million (approximately ¥113,558 million) in the form of securities and borrowings from institutional investors in and outside Japan. These securities and borrowings are subject to the MUFG Group’s discretion to cease interest payments and a write-down of the principal upon the occurrence of certain events, including when the MUFG Group’s Common Equity Tier 1 ratio declines below 5.125%, when the MUFG Group is deemed to be at risk of becoming non-viable or when the MUFG Group becomes subject to bankruptcy proceedings.
For the fiscal year ended March 31, 2024, the MUFG Group obtained debt financing of ¥255,000 million, $2,500 million (approximately ¥378,525 million) and €500 million (approximately ¥81,620 million) with an intent to count towards Total Loss-Absorbing Capacity (“TLAC”) from global institutional investors to meet the TLAC requirement under the standards issued by the Financial Stability Board. The MUFG Group is required to maintain External TLAC ratios of 18% on a risk-weighted assets basis and 6.75% on a leverage exposure basis.
For the fiscal year ended March 31, 2024, the MUFG Group obtained subordinated term Tier 2 debt financing of ¥210,000 million in the form of securities issued in Japan. The MUFG Group can be exempted from the obligation to pay principal of and interest on the securities when the MUFG Group are deemed to be at risk of becoming non-viable. According to the approach of the Financial Services Agency of Japan (“FSA”), the point of non-viability will be deemed to have been reached when the Prime Minister of Japan, following deliberation by Japan’s Financial Response Crisis Council pursuant to the Deposit Insurance Act of Japan, confirms that Specified Item 2 Measures need to be applied to MUFG under circumstances where its liabilities exceed or are likely to exceed its assets, or it has suspended or is likely to suspend payment of its obligations.